CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - R$ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Statutory dividends per share	R$ 0.52	R$ 0.59	R$ 0.51